Financial Information - Washington Federal, INC.	12 Months Ended
Sep. 30, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Financial Information - Washington Federal, INC.
FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.

The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Condensed Statements of Financial Condition
	September 30, 2017	September 30, 2016
	(In thousands)
Assets
Cash	$33,077	$24,300
Other assets	—	15
Investment in subsidiary	1,972,675	1,954,179
Total assets	$2,005,752	$1,978,494

Liabilities
Other liabilities	$64	$2,763
Total liabilities	64	2,763

Stockholders’ equity
Total stockholders’ equity	2,005,688	1,975,731
Total liabilities and stockholders’ equity	$2,005,752	$1,978,494

Condensed Statements of Operations
Twelve Months Ended September 30,	2017	2016	2015
	(In thousands)
Income
Dividends from subsidiary	$171,500	$148,000	$175,000
Total Income	171,500	148,000	175,000
Expense
Miscellaneous	435	435	439
Total expense	435	435	439

Net income (loss) before equity in undistributed net income (loss) of subsidiary	171,065	147,565	174,561
Equity in undistributed net income of subsidiary	2,326	16,336	(14,402)
Income before income taxes	173,391	163,901	160,159
Income tax benefit (expense)	141	148	157
Net income	$173,532	$164,049	$160,316

Condensed Statements of Cash Flows
Twelve Months Ended September 30,	2017	2016	2015
	(In thousands)
Cash Flows From Operating Activities
Net income	$173,532	$164,049	$160,316
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income (loss) of subsidiaries	3,584	(12,677)	32,375
Decrease (increase) in other assets	15	(15)	—
Increase (decrease) in other liabilities	(2,699)	1,552	(13,189)
Net cash provided by (used in) operating activities	174,432	152,909	179,502

Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	7,238	9,283	2,070
Warrants purchased	—	(7,744)	—
Treasury stock purchased	(98,374)	(87,850)	(126,728)
Dividends paid on common stock	(74,519)	(49,926)	(51,111)
Net cash provided by (used in) financing activities	(165,655)	(136,237)	(175,769)

Increase (decrease) in cash	8,777	16,672	3,733
Cash at beginning of year	24,300	7,628	3,895
Cash at end of year	$33,077	$24,300	$7,628